Summary of Significant Accounting Policies - Schedule of Change in the Fair Value Measurement Using Significant Inputs (Details) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 14, 2024	Feb. 13, 2024	Dec. 31, 2024	Dec. 31, 2023
Predecessor [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning		$ 320,117		$ 610,381
Gain on revaluation of warrant liability	(320,117)	(320,117)		(290,264)
Balance at ending				$ 320,117
Successor [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning	$ 4,900,000		4,900,000
Gain on revaluation of earnout liability			(4,880,000)
Balance at ending		$ 4,900,000	$ 20,000